Property, Plant and Equipment - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Current portion (classified under other current liabilities)	$ 4,636	$ 4,218
Non-current portion (classified under other non-current liabilities)	6,744	7,457
Total lease liabilities	$ 11,380	$ 11,675